UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

FLORIDA SERIES - CLASS A
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 44,604,777
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 32,784,823
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 77,389,600
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(77,389,600)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$    -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:564,052. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     4,596,886.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

FLORIDA SERIES - CLASS B
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 2,837,966
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 6,415,791
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 3,683,589
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 10,099,380
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(7,261,414)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$    -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:      . If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

FLORIDA SERIES - CLASS C
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 386,394
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 76,688
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 76,688
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $ 309,706
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   91.36
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:      . If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    91.36
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

GEORGIA SERIES - CLASS A
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 1,833,199
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 3,694,884
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 5,528,083
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(5,528,083)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 92,238. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     134,430.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

GEORGIA SERIES - CLASS B
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 1,351,833
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 2,556,894
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 2,142,953
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 4,699,847
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(3,348,014)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:       . If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

GEORGIA SERIES - CLASS C
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 15,332
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 79,498
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 79,498
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(64,166)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:       . If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

MARYLAND SERIES - CLASS A
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 30,922,294
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 17,562,866
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 48,485,160
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(48,485,160)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 1,495,107. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     4,022,810.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

MARYLAND SERIES - CLASS B
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 9,195,636
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 5,603,825
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 5,603,825
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $ 3,591,811
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 1,059.58
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:   . If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    1059.58
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

MARYLAND SERIES - CLASS C
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 1,464,530
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 54,184
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 54,184
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $ 1,410,346
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 416.05
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:   . If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    416.05
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

MASSACHUSETTS SERIES - CLASS A
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 11,381,019
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 2,465,931
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 13,846,950
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(13,846,950)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$     -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:349,712. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     730,135.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

MASSACHUSETTS SERIES - CLASS B
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 921,262
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 581,316
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 581,316
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $ 339,946
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 100.28
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:   . If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  100.28
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

MASSACHUSETTS SERIES - CLASS C
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 26
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ -0-
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ -0-
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $ 26
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ .01
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:   . If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$  .01
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

NEW JERSEY - CLASS A
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 1,240,587
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 1,770,440
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 309,753
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 2,080,193
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $( 839,606)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:   . If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$     -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

NEW JERSEY - CLASS B
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 3,565,705
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 2,029,142
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 136,816
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 2,165,958
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $ 1,399,747
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 412.93
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:   . If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   412.93
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

NEW JERSEY - CLASS C
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 125,730
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 10,307
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 4,779
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 15,086
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $ 110,644
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 32.64
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:   . If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   32.64
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

VIRGINIA - CLASS A
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 6,456,984
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 1,201,488
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 7,658,472
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $( 7,658,472)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 441,186. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:23,845
     .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

VIRGINIA - CLASS B
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 6,719,880
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 4,112,867
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 4,112,867
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $2,607,013
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(            )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 769.07
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:   . If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   769.07
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

VIRGINIA - CLASS C
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 1,297,792
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 11,835
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 11,835
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $1,285,957
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(            )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 379.36
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:   . If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   379.36
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

TEXAS - CLASS A
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 7,168,993
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 2,445,652
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 9,614,645
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(9,614,645)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 186,407. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     646,973.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

TEXAS - CLASS B
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 4,466,099
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 1,976,539
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 186,549
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 2,163,088
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $ 2,303,011
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 679.38
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:     . If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
     the issuer in future fiscal years, then state that number here:      .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

TEXAS - CLASS C
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 127,749
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 41
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 41
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $ 127,708
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(            )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 37.67
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted
     here:   . If there is a number of shares or other units that were
     registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   37.67
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

CONNECTICUT - CLASS A
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 46,147,107
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 5,319,359
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 51,466,466
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(51,466,466)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 2,566,927. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     2,204,144.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$    -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

CONNECTICUT - CLASS B
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 10,651,418
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 7,966,201
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 7,966,201
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $ 2,685,217
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(            )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   792.14
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   792.14
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

CONNECTICUT - CLASS C
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 1,575,218
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 321,953
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $  -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 321,953
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $ 1,253,265
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(            )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   369.71
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   369.71
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

PENNSYLVANIA - CLASS A
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 24,469,890
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 16,315,924
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 40,785,814
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(40,785,814)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$   -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 822,657. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     923,141.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

PENNSYLVANIA - CLASS B
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 9,151,000
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 7,890,851
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 1,233,327
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 9,124,178
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $ 26,822
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$  7.91
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   7.91
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

PENNSYLVANIA - CLASS C
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 435,480
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 4,646
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 4,646
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $ 430,834
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$  127.10
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   127.10
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

MICHIGAN - CLASS A
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 20,589,778
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 10,731,562
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 31,321,340
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(31,321,341)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$  -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:602,212 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     1,187,996.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

MICHIGAN - CLASS B
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 3,580,491
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 2,589,595
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 2,589,595
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $ 990,896
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$  292.31
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   292.31
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

MICHIGAN - CLASS C
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 395,602
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 4,832
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 4,832
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $ 390,770
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$  115.28
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   115.28
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

NORTH CAROLINA - CLASS A
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 5,917,391
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 6,007,236
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 11,924,627
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(11,924,627)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$  -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:235,124. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:1,624,467.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

NORTH CAROLINA - CLASS B
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 4,178,252
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 5,431,246
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 5,431,246
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(1,252,994)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$  -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:23,209. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:-0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

NORTH CAROLINA - CLASS C
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 89,832
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 58,239
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 58,239
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $31,593
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ 9.32
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   9.32
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

OHIO - CLASS A
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 29,311,483
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 16,237,329
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 45,548,812
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(45,548,812)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$ -0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:1,555,514. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:1,960,300.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

OHIO - CLASS B
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 11,377,809
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 6,412,779
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 6,412,779
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $4,965,030
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$1,464.68
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   1,464.68
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

OHIO - CLASS C
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 439,753
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 562,080
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 562,080
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $( 122,327)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$-0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

MINNESOTA - CLASS A
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ -0-
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 14,941,030
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 9,414,488
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 24,355,518
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $( 24,355,518)
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$-0-
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 633,763. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:1,119,411.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   -0-
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

MINNESOTA - CLASS B
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 4,523,703
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 2,427,267
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ -0-
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 2,427,267
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $2,096,436
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$618.45
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   618.45
                                                              =============

9. Date the registration fee and interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means
                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:

        Dreyfus Premier State Municipal Bond Fund
       200 Park Avenue
       New York, NY  10166

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):    [  X  ]


3.   Investment Company Act File Number:  811-4906

     Securities Act File Number: 33-10238

4(a).     Last day of fiscal year for which this notice is filed:

          April 30, 1998

4(b).     [    ] Check box if this Form is being filed late (i.e. more than
     90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.


4(c).     [    ] Check box if this is the last time the issuer will be
filing this Form.

MINNESOTA - CLASS C
5.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold        $ 640,956
          during the fiscal year pursuant to              ---------------
          section 24(f):

     (ii) Aggregate price of securities redeemed or  $ 287,816
          repurchased during the fiscal year:         ---------------

    (iii) Aggregate price of securities redeemed or  $ 61,643
          repurchased during any PRIOR fiscal year    ---------------
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:

     (iv) Total available redemption credits [add        -$ 349,459
          Items 5(ii) and 5(iii):                          --------------

      (v) Net Sales - if Item 5(I) is greater than        $291,497
          Item 5(iv) [subtract Item 5(iv) from Item       ---------------
          5(i)]:

     (vi) Redemption credits available for use in    $(             )
          future years -- if Item 5(i) is less than   ---------------
          Item 5(iv) [subtract Item 5(iv) from Item
          5(I)]:

    (vii) Multiplier for determining registration        x   .000295
          fee (See Instruction C.9):                       --------------

   (viii) Registration fee due (multiply Item 5(v)       =$85.99
          by Item 5(vii) (enter "0" if no fee is           ==============
          due):


6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                                          +$  N/A
                                                              -------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                          =$   85.99
                                                              =============
     TOTAL ALL FUNDS                                             =$
7,181.84
                                                              =============
9. Date the registration fee and interest payment was sent to the Commission's lockbox depository: On or about July 27, 1998


          Method of Delivery:


                    [  X  ]  Wire Transfer
                    [     ]  Mail or other means

                                SIGNATURES


     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



     By (Signature and Title)*

                              /s/Michael Petrucelli, Vice President


     Date:


* Please print the name and title of the signing officer below the signature.